Significant Accounting Policies, Vessel Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Voyage Expenses [Abstract]
Unamortized contract costs	$ 160	$ 0
Amortization of contract costs	$ 125	$ 0	$ 0